Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
(formerly Fidelity® Small-Mid Factor ETF)
October 31, 2020
SFE-QTLY-1220
1.9892236.101

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 3.8%
Diversified Telecommunication Services – 0.4%
Cogent Communications Holdings, Inc.	410	$ 22,878
Consolidated Communications Holdings, Inc.	2,037	9,513
GCI Liberty, Inc. Class A (a)	721	58,567
		90,958
Entertainment – 0.3%
Sciplay Corp. Class A (a)	945	12,616
Zynga, Inc. Class A (a)	6,953	62,507
		75,123
Interactive Media & Services – 1.1%
Match Group, Inc. (a)	1,385	161,740
Zillow Group, Inc. Class C (a)	1,211	107,319
		269,059
Media – 1.8%
AMC Networks, Inc. Class A (a)	770	16,362
Cable One, Inc.	38	65,811
John Wiley & Sons, Inc. Class A	639	19,783
MSG Networks, Inc. Class A (a)	1,502	13,428
National CineMedia, Inc.	4,676	9,282
News Corp. Class A	3,975	52,192
Nexstar Media Group, Inc. Class A	411	33,866
Scholastic Corp.	688	13,595
Sirius XM Holdings, Inc.	10,215	58,532
TechTarget, Inc. (a)	445	19,491
TEGNA, Inc.	2,390	28,752
The Interpublic Group of Cos., Inc.	2,998	54,234
The New York Times Co. Class A	1,132	44,895
		430,223
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	515	22,464
Telephone & Data Systems, Inc.	1,238	21,046
United States Cellular Corp. (a)	506	14,735
		58,245
TOTAL COMMUNICATION SERVICES		923,608
CONSUMER DISCRETIONARY – 13.9%
Auto Components – 1.6%
Autoliv, Inc.	766	58,063
BorgWarner, Inc.	1,759	61,530
Dorman Products, Inc. (a)	417	37,225
Gentex Corp.	2,198	60,819
Gentherm, Inc. (a)	679	31,431
LCI Industries	315	34,543
Lear Corp.	504	60,888
Standard Motor Products, Inc.	561	25,694
		370,193
Automobiles – 0.5%
Harley-Davidson, Inc.	1,700	55,896
Thor Industries, Inc.	513	43,389

	Shares	Value

Winnebago Industries, Inc.	565	$ 26,527
		125,812
Distributors – 0.4%
Pool Corp.	299	104,599
Diversified Consumer Services – 1.9%
Adtalem Global Education, Inc. (a)	881	20,651
American Public Education, Inc. (a)	775	21,909
Bright Horizons Family Solutions, Inc. (a)	510	80,605
Chegg, Inc. (a)	938	68,887
Collectors Universe, Inc.	550	30,212
Frontdoor, Inc. (a)	960	38,035
Graham Holdings Co. Class B	75	28,526
Grand Canyon Education, Inc. (a)	478	37,461
K12, Inc. (a)	643	15,348
Perdoceo Education Corp. (a)	1,850	20,887
Service Corp. International	1,498	69,372
Strategic Education, Inc.	302	25,084
		456,977
Hotels, Restaurants & Leisure – 2.2%
Choice Hotels International, Inc.	423	36,949
Churchill Downs, Inc.	336	50,114
Cracker Barrel Old Country Store, Inc.	319	36,309
Dunkin' Brands Group, Inc.	785	78,272
Extended Stay America, Inc.	2,662	30,214
Hilton Grand Vacations, Inc. (a)	1,456	29,994
Hyatt Hotels Corp. Class A	618	34,076
Jack in the Box, Inc.	380	30,423
Papa John's International, Inc.	340	26,044
Planet Fitness, Inc. Class A (a)	873	51,743
Texas Roadhouse, Inc.	726	50,842
The Wendy's Co.	1,980	43,263
Wingstop, Inc.	297	34,550
		532,793
Household Durables – 2.1%
Cavco Industries, Inc. (a)	150	25,821
Helen of Troy Ltd. (a)	251	47,590
Installed Building Products, Inc. (a)	366	33,138
KB Home	1,094	35,281
La-Z-Boy, Inc.	948	32,450
Leggett & Platt, Inc.	1,314	54,833
Meritage Homes Corp. (a)	411	35,794
Mohawk Industries, Inc. (a)	589	60,779
Taylor Morrison Home Corp. (a)	1,636	35,338
Toll Brothers, Inc.	1,209	51,116
TopBuild Corp. (a)	344	52,704
TRI Pointe Group, Inc. (a)	1,979	32,515
		497,359
Internet & Direct Marketing Retail – 1.0%
Chewy, Inc. Class A (a)	681	41,949
Etsy, Inc. (a)	861	104,689
PetMed Express, Inc.	765	22,629
Qurate Retail, Inc. Class A	6,108	41,351

2

Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Internet & Direct Marketing Retail – continued
Stamps.com, Inc. (a)	174	$ 38,844
		249,462
Leisure Products – 0.6%
Acushnet Holdings Corp.	792	27,031
American Outdoor Brands, Inc. (a)	277	4,191
Johnson Outdoors, Inc. Class A	270	23,579
Malibu Boats, Inc. Class A (a)	472	23,992
Smith & Wesson Brands, Inc.	1,111	18,432
Sturm Ruger & Co., Inc.	334	22,331
Vista Outdoor, Inc. (a)	1,346	26,610
		146,166
Multiline Retail – 0.3%
Big Lots, Inc.	685	32,606
Ollie's Bargain Outlet Holdings, Inc. (a)	534	46,506
		79,112
Specialty Retail – 2.2%
Advance Auto Parts, Inc.	545	80,268
Asbury Automotive Group, Inc. (a)	310	31,924
AutoNation, Inc. (a)	723	41,016
Haverty Furniture Companies, Inc.	1,493	37,355
Lithia Motors, Inc. Class A	216	49,587
MarineMax, Inc. (a)	808	24,224
Murphy USA, Inc. (a)	310	37,910
Rent-A-Center, Inc.	927	28,644
Sally Beauty Holdings, Inc. (a)	2,296	19,217
Sportsman's Warehouse Holdings, Inc. (a)	1,450	18,879
The Buckle, Inc.	1,416	33,927
The ODP Corp.	1,403	27,358
Williams-Sonoma, Inc.	689	62,844
Winmark Corp.	138	23,379
		516,532
Textiles, Apparel & Luxury Goods – 1.1%
Carter's, Inc.	521	42,435
Columbia Sportswear Co.	442	32,969
Deckers Outdoor Corp. (a)	265	67,143
Kontoor Brands, Inc. (a)	1,284	42,244
Skechers U.S.A., Inc. Class A (a)	1,523	48,294
Steven Madden Ltd.	1,408	33,806
		266,891
TOTAL CONSUMER DISCRETIONARY		3,345,896
CONSUMER STAPLES – 3.6%
Beverages – 0.8%
Keurig Dr Pepper, Inc.	2,723	73,249
National Beverage Corp. (a)	408	31,942
The Boston Beer Co., Inc. Class A (a)	83	86,252
		191,443
Food & Staples Retailing – 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	1,245	47,671

	Shares	Value

Ingles Markets, Inc. Class A	612	$ 21,947
SpartanNash Co.	1,208	22,239
Sprouts Farmers Market, Inc. (a)	1,564	29,794
Weis Markets, Inc.	537	24,385
		146,036
Food Products – 1.4%
Campbell Soup Co.	1,434	66,925
Darling Ingredients, Inc. (a)	1,702	73,186
Flowers Foods, Inc.	2,051	48,363
Ingredion, Inc.	673	47,709
John B Sanfilippo & Son, Inc.	300	21,828
Lancaster Colony Corp.	251	41,701
Tootsie Roll Industries, Inc.	796	23,784
		323,496
Household Products – 0.3%
Central Garden and Pet Co. Class A (a)	841	29,763
WD-40 Co.	191	46,486
		76,249
Personal Products – 0.4%
Edgewell Personal Care Co. (a)	1,072	28,108
Herbalife Nutrition Ltd. (a)	961	43,379
USANA Health Sciences, Inc. (a)	331	25,040
		96,527
Tobacco – 0.1%
Vector Group Ltd.	3,073	28,241
TOTAL CONSUMER STAPLES		861,992
ENERGY – 2.1%
Energy Equipment & Services – 0.3%
Cactus, Inc. Class A	1,485	25,245
National Oilwell Varco, Inc.	4,704	39,514
Solaris Oilfield Infrastructure, Inc. Class A	3,960	23,483
		88,242
Oil, Gas & Consumable Fuels – 1.8%
Ardmore Shipping Corp.	7,510	21,028
Cabot Oil & Gas Corp.	3,825	68,047
CNX Resources Corp. (a)	3,838	37,229
Diamond S Shipping, Inc. (a)	3,625	20,517
EQT Corp.	3,279	49,644
Falcon Minerals Corp.	10,236	18,834
HollyFrontier Corp.	2,042	37,797
International Seaways, Inc.	1,801	24,386
Renewable Energy Group, Inc. (a)	1,114	62,830
REX American Resources Corp. (a)	466	33,873
Teekay Tankers Ltd. Class A (a)	2,018	19,030
World Fuel Services Corp.	1,565	32,943
		426,158
TOTAL ENERGY		514,400
3

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – 12.8%
Banks – 3.6%
Associated Banc-Corp.	2,734	$ 37,428
Bridge Bancorp, Inc.	1,295	25,304
Camden National Corp.	846	27,047
Cathay General Bancorp	1,408	33,130
City Holding Co.	471	28,463
Commerce Bancshares, Inc.	1,003	62,437
Community Trust Bancorp, Inc.	836	26,602
Eagle Bancorp, Inc.	991	29,651
First Citizens BancShares, Inc. Class A	104	48,121
First Foundation, Inc.	1,757	26,127
Fulton Financial Corp.	3,414	37,520
Hilltop Holdings, Inc.	1,604	36,587
International Bancshares Corp.	1,071	29,645
Lakeland Bancorp, Inc.	2,548	28,359
Lakeland Financial Corp.	657	33,592
People's United Financial, Inc.	4,720	50,362
Popular, Inc.	1,188	50,134
Preferred Bank	713	24,121
QCR Holdings, Inc.	855	26,531
ServisFirst Bancshares, Inc.	925	34,132
Signature Bank	546	44,084
Simmons First National Corp. Class A	2,043	34,711
WesBanco, Inc.	1,512	36,726
Western Alliance Bancorp	1,220	50,264
		861,078
Capital Markets – 3.7%
Affiliated Managers Group, Inc.	618	46,579
Artisan Partners Asset Management, Inc. Class A	958	38,377
Brightsphere Investment Group, Inc.	2,098	28,952
Cohen & Steers, Inc.	527	29,675
Diamond Hill Investment Group, Inc.	223	30,538
Eaton Vance Corp.	1,313	78,504
Federated Hermes, Inc.	1,507	36,017
Franklin Resources, Inc.	2,725	51,094
Hamilton Lane, Inc. Class A	500	34,850
Houlihan Lokey, Inc.	711	44,580
Interactive Brokers Group, Inc. Class A	921	43,812
Janus Henderson Group PLC	2,041	49,596
LPL Financial Holdings, Inc.	754	60,267
Morningstar, Inc.	268	51,022
PJT Partners, Inc. Class A	553	37,416
SEI Investments Co.	1,187	58,341
StoneX Group, Inc. (a)	512	27,126
Tradeweb Markets, Inc. Class A	904	49,250
Victory Capital Holdings, Inc. Class A	1,397	25,621
Virtu Financial, Inc. Class A	1,423	30,424
Waddell & Reed Financial, Inc. Class A	1,999	30,685
		882,726

	Shares	Value

Consumer Finance – 0.4%
Credit Acceptance Corp. (a)	124	$ 36,967
Encore Capital Group, Inc. (a)	675	21,553
Green Dot Corp. Class A (a)	722	38,497
		97,017
Diversified Financial Services – 0.4%
Cannae Holdings, Inc. (a)	1,128	41,713
Voya Financial, Inc.	1,231	59,002
		100,715
Insurance – 3.9%
American Equity Investment Life Holding Co.	1,550	38,471
American Financial Group, Inc.	823	61,676
AMERISAFE, Inc.	483	28,487
Assurant, Inc.	553	68,777
CNO Financial Group, Inc.	2,372	42,103
Employers Holdings, Inc.	897	28,713
Erie Indemnity Co. Class A	219	50,999
First American Financial Corp.	1,110	49,495
HCI Group, Inc.	544	25,557
Horace Mann Educators Corp.	861	29,196
James River Group Holdings Ltd.	700	32,711
Kemper Corp.	648	39,956
Kinsale Capital Group, Inc.	239	44,805
Old Republic International Corp.	3,163	51,494
Palomar Holdings, Inc. (a)	347	30,942
Primerica, Inc.	425	46,852
Reinsurance Group of America, Inc.	670	67,683
RenaissanceRe Holdings Ltd.	428	69,216
RLI Corp.	505	43,783
The Hanover Insurance Group, Inc.	455	43,525
Unum Group	2,601	45,934
		940,375
Mortgage Real Estate Investment Trusts (REITs) – 0.3%
Blackstone Mortgage Trust, Inc. Class A	1,846	40,058
KKR Real Estate Finance Trust, Inc.	1,506	25,165
		65,223
Thrifts & Mortgage Finance – 0.5%
Essent Group Ltd.	1,317	52,483
PennyMac Financial Services, Inc.	721	36,641
Provident Financial Services, Inc.	2,219	30,112
		119,236
TOTAL FINANCIALS		3,066,370
HEALTH CARE – 16.4%
Biotechnology – 3.1%
ACADIA Pharmaceuticals, Inc. (a)	1,073	49,841
Acceleron Pharma, Inc. (a)	466	48,734
Akebia Therapeutics, Inc. (a)	2,375	5,273
Alkermes PLC (a)	1,874	30,452
Amicus Therapeutics, Inc. (a)	2,648	47,214
Anika Therapeutics, Inc. (a)	592	19,311

4

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
BioSpecifics Technologies Corp. (a)	300	$ 26,430
Emergent BioSolutions, Inc. (a)	401	36,078
Enanta Pharmaceuticals, Inc. (a)	464	20,244
Exelixis, Inc. (a)	2,580	52,838
Halozyme Therapeutics, Inc. (a)	1,270	35,560
Ironwood Pharmaceuticals, Inc. (a)	2,667	26,350
Ligand Pharmaceuticals, Inc. (a)	246	20,283
Moderna, Inc. (a)	1,990	134,265
Natera, Inc. (a)	706	47,486
Neurocrine Biosciences, Inc. (a)	702	69,266
Twist Bioscience Corp. (a)	436	33,415
United Therapeutics Corp. (a)	416	55,840
		758,880
Health Care Equipment & Supplies – 4.2%
ABIOMED, Inc. (a)	322	81,106
AtriCure, Inc. (a)	669	23,121
Atrion Corp.	35	21,040
Globus Medical, Inc. Class A (a)	745	38,830
Hill-Rom Holdings, Inc.	576	52,456
ICU Medical, Inc. (a)	212	37,692
Inogen, Inc. (a)	606	17,701
Integer Holdings Corp. (a)	467	27,296
Integra LifeSciences Holdings Corp. (a)	781	34,442
iRadimed Corp.	802	18,165
iRhythm Technologies, Inc. (a)	254	53,708
LeMaitre Vascular, Inc.	693	22,509
Masimo Corp. (a)	375	83,933
Meridian Bioscience, Inc. (a)	955	16,378
Merit Medical Systems, Inc. (a)	735	36,787
Mesa Laboratories, Inc.	96	25,095
Neogen Corp. (a)	530	36,962
Nevro Corp. (a)	325	48,493
NuVasive, Inc. (a)	630	27,991
OraSure Technologies, Inc. (a)	1,744	26,055
Penumbra, Inc. (a)	271	70,739
Quidel Corp. (a)	288	77,268
Surmodics, Inc. (a)	441	16,207
Tandem Diabetes Care, Inc. (a)	502	54,718
Wright Medical Group N.V. (a)	1,341	41,021
Zynex, Inc. (a)	1,104	14,142
		1,003,855
Health Care Providers & Services – 3.5%
Addus HomeCare Corp. (a)	259	25,271
Amedisys, Inc. (a)	266	68,894
AMN Healthcare Services, Inc. (a)	588	38,385
BioTelemetry, Inc. (a)	615	26,187
Castle Biosciences, Inc. (a)	441	20,476
Chemed Corp.	128	61,225
CorVel Corp. (a)	271	24,721
DaVita, Inc. (a)	717	61,841

	Shares	Value

Encompass Health Corp.	845	$ 51,807
HealthEquity, Inc. (a)	782	40,265
LHC Group, Inc. (a)	259	56,086
Magellan Health, Inc. (a)	361	26,089
Molina Healthcare, Inc. (a)	441	82,233
National HealthCare Corp.	340	21,522
National Research Corp.	381	19,736
Owens & Minor, Inc.	1,683	42,277
Premier, Inc. Class A	903	29,555
Select Medical Holdings Corp. (a)	1,490	31,260
The Ensign Group, Inc.	605	35,598
The Providence Service Corp. (a)	266	31,268
Triple-S Management Corp. Class B (a)	1,051	19,465
US Physical Therapy, Inc.	271	21,498
		835,659
Health Care Technology – 1.2%
Computer Programs & Systems, Inc.	662	18,463
HealthStream, Inc. (a)	913	16,708
HMS Holdings Corp. (a)	1,062	28,271
Inovalon Holdings, Inc. Class A (a)	1,139	21,630
NextGen Healthcare, Inc. (a)	1,452	19,747
Omnicell, Inc. (a)	508	43,967
Simulations Plus, Inc.	339	21,974
Teladoc Health, Inc. (a)	524	102,945
Vocera Communications, Inc. (a)	726	23,798
		297,503
Life Sciences Tools & Services – 2.3%
Adaptive Biotechnologies Corp. (a)	566	26,081
Bio-Rad Laboratories, Inc. Class A (a)	160	93,827
Bio-Techne Corp.	292	73,704
Bruker Corp.	997	42,412
Charles River Laboratories International, Inc. (a)	373	84,932
Frontage Holdings Corp. (a)(b)	36,000	15,789
Luminex Corp.	766	16,883
Medpace Holdings, Inc. (a)	300	33,282
NeoGenomics, Inc. (a)	1,080	42,368
PRA Health Sciences, Inc. (a)	538	52,423
Repligen Corp. (a)	392	65,295
		546,996
Pharmaceuticals – 2.1%
Amneal Pharmaceuticals, Inc. (a)	4,366	18,163
Catalent, Inc. (a)	1,163	102,076
Corcept Therapeutics, Inc. (a)	1,843	30,926
Endo International PLC (a)	6,087	27,818
Horizon Therapeutics PLC (a)	1,373	102,879
Innoviva, Inc. (a)	1,664	17,988
Jazz Pharmaceuticals PLC (a)	465	67,006
Pacira BioSciences, Inc. (a)	548	28,660
Perrigo Co. PLC	1,150	50,450
Phibro Animal Health Corp. Class A	950	15,618
Prestige Consumer Healthcare, Inc. (a)	724	23,914
5

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Supernus Pharmaceuticals, Inc. (a)	1,060	$ 19,462
		504,960
TOTAL HEALTH CARE		3,947,853
INDUSTRIALS – 15.8%
Aerospace & Defense – 0.8%
Axon Enterprise, Inc. (a)	572	56,571
BWX Technologies, Inc.	892	49,069
Curtiss-Wright Corp.	431	36,359
Mercury Systems, Inc. (a)	561	38,641
National Presto Industries, Inc.	230	19,111
		199,751
Air Freight & Logistics – 0.6%
CH Robinson Worldwide, Inc.	991	87,634
Forward Air Corp.	504	31,737
Hub Group, Inc. Class A (a)	542	27,170
		146,541
Building Products – 2.0%
AAON, Inc.	560	32,710
AO Smith Corp.	1,178	60,891
Armstrong World Industries, Inc.	536	32,106
CSW Industrials, Inc.	341	29,166
Gibraltar Industries, Inc. (a)	484	27,806
Lennox International, Inc.	274	74,435
Masonite International Corp. (a)	354	31,152
Owens Corning	920	60,232
Simpson Manufacturing Co., Inc.	415	36,819
Trex Co., Inc. (a)	951	66,132
UFP Industries, Inc.	664	33,140
		484,589
Commercial Services & Supplies – 1.5%
Brady Corp. Class A	673	25,386
Deluxe Corp.	894	19,167
Ennis, Inc.	1,190	18,136
Healthcare Services Group, Inc.	1,129	25,831
HNI Corp.	844	27,472
Kimball International, Inc. Class B	1,834	18,890
McGrath RentCorp	449	25,629
MSA Safety, Inc.	365	48,151
Rollins, Inc.	1,177	68,089
Tetra Tech, Inc.	521	52,574
UniFirst Corp.	186	30,469
		359,794
Construction & Engineering – 1.2%
Arcosa, Inc.	700	32,319
Comfort Systems USA, Inc.	571	26,152
Construction Partners, Inc. Class A (a)	1,176	23,967
EMCOR Group, Inc.	577	39,346
MYR Group, Inc. (a)	592	25,308
Primoris Services Corp.	1,260	23,776

	Shares	Value

Quanta Services, Inc.	1,218	$76,040
Valmont Industries, Inc.	274	38,894
		285,802
Electrical Equipment – 1.5%
Acuity Brands, Inc.	414	36,904
Atkore International Group, Inc. (a)	905	18,724
EnerSys	511	36,588
Generac Holdings, Inc. (a)	478	100,452
GrafTech International Ltd.	3,008	20,304
Hubbell, Inc.	452	65,770
nVent Electric PLC	1,928	34,800
Regal-Beloit Corp.	432	42,617
		356,159
Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	475	58,838
Machinery – 4.3%
Allison Transmission Holdings, Inc.	1,162	42,006
Astec Industries, Inc.	493	25,044
Barnes Group, Inc.	755	27,709
Donaldson Co., Inc.	1,110	52,725
ESCO Technologies, Inc.	357	29,877
Federal Signal Corp.	938	26,902
Franklin Electric Co., Inc.	545	32,553
Graco, Inc.	1,324	81,956
ITT, Inc.	820	49,618
Kadant, Inc.	231	26,593
Lincoln Electric Holdings, Inc.	547	55,696
Lindsay Corp.	245	25,799
Miller Industries, Inc.	695	20,808
Mueller Industries, Inc.	965	27,917
Nordson Corp.	398	76,985
Omega Flex, Inc.	168	25,150
Oshkosh Corp.	630	42,437
Pentair PLC	1,404	69,863
RBC Bearings, Inc. (a)	293	34,882
Rexnord Corp.	1,320	42,346
Snap-on, Inc.	448	70,573
The Gorman-Rupp Co.	666	20,679
The Timken Co.	762	45,491
The Toro Co.	891	73,151
		1,026,760
Professional Services – 1.3%
CBIZ, Inc. (a)	1,068	24,212
CoreLogic, Inc.	741	57,005
Exponent, Inc.	528	36,744
FTI Consulting, Inc. (a)	374	36,824
Kforce, Inc.	737	25,574
ManpowerGroup, Inc.	597	40,518
Robert Half International, Inc.	1,026	52,008
TriNet Group, Inc. (a)	522	35,976
		308,861

6

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Road & Rail – 1.1%
JB Hunt Transport Services, Inc.	638	$ 77,670
Knight-Swift Transportation Holdings, Inc.	1,152	43,764
Landstar System, Inc.	371	46,264
Saia, Inc. (a)	302	44,593
Schneider National, Inc. Class B	932	20,560
Werner Enterprises, Inc.	777	29,542
		262,393
Trading Companies & Distributors – 1.2%
Applied Industrial Technologies, Inc.	508	31,014
HD Supply Holdings, Inc. (a)	1,455	57,996
MSC Industrial Direct Co., Inc. Class A	538	37,477
Rush Enterprises, Inc. Class A	816	29,246
SiteOne Landscape Supply, Inc. (a)	410	48,991
Triton International Ltd.	872	32,159
Watsco, Inc.	273	61,190
		298,073
TOTAL INDUSTRIALS		3,787,561
INFORMATION TECHNOLOGY – 16.6%
Communications Equipment – 1.2%
Ciena Corp. (a)	1,195	47,071
F5 Networks, Inc. (a)	483	64,210
InterDigital, Inc.	452	25,303
Juniper Networks, Inc.	2,626	51,785
Lumentum Holdings, Inc. (a)	629	52,012
Netscout Systems, Inc. (a)	1,083	22,223
Ubiquiti, Inc.	160	29,698
		292,302
Electronic Equipment, Instruments & Components – 3.0%
Arrow Electronics, Inc. (a)	697	54,289
Badger Meter, Inc.	436	31,976
Cognex Corp.	1,274	83,957
Dolby Laboratories, Inc. Class A	625	46,925
ePlus, Inc. (a)	305	20,591
Fabrinet (a)	445	26,709
FLIR Systems, Inc.	1,235	42,842
IPG Photonics Corp. (a)	315	58,577
Jabil, Inc.	1,298	43,016
Littelfuse, Inc.	237	46,912
Methode Electronics, Inc.	803	24,708
National Instruments Corp.	1,167	36,504
Novanta, Inc. (a)	360	39,139
PC Connection, Inc.	436	19,860
Plexus Corp. (a)	394	27,399
Sanmina Corp. (a)	979	23,927
ScanSource, Inc. (a)	843	16,944
SYNNEX Corp.	379	49,892
Vishay Intertechnology, Inc.	1,807	29,309
		723,476

	Shares	Value

IT Services – 2.4%
CACI International, Inc. Class A (a)	232	$ 48,379
Cass Information Systems, Inc.	524	20,551
CSG Systems International, Inc.	596	22,576
Euronet Worldwide, Inc. (a)	481	42,732
EVERTEC, Inc.	896	29,819
ExlService Holdings, Inc. (a)	462	34,992
Genpact Ltd.	1,323	45,471
GreenSky, Inc. Class A (a)	3,063	14,488
International Money Express, Inc. (a)	1,162	16,163
KBR, Inc.	1,607	35,820
ManTech International Corp. Class A	403	26,147
MAXIMUS, Inc.	589	39,805
NIC, Inc.	1,180	26,456
Perficient, Inc. (a)	619	24,240
Perspecta, Inc.	1,599	28,670
Repay Holding Corp. (a)	916	20,637
Science Applications International Corp.	503	38,414
Sykes Enterprises, Inc. (a)	753	25,783
The Hackett Group, Inc.	1,418	18,321
TTEC Holdings, Inc.	401	21,967
		581,431
Semiconductors & Semiconductor Equipment – 3.8%
Advanced Energy Industries, Inc. (a)	451	30,429
Amkor Technology, Inc. (a)	1,890	22,396
Axcelis Technologies, Inc. (a)	855	18,870
Cirrus Logic, Inc. (a)	608	41,873
CMC Materials, Inc.	280	39,813
Diodes, Inc. (a)	577	33,368
Entegris, Inc.	1,034	77,312
FormFactor, Inc. (a)	1,056	29,938
Inphi Corp. (a)	420	58,699
Kulicke & Soffa Industries, Inc.	1,067	27,891
Lattice Semiconductor Corp. (a)	1,347	47,010
MKS Instruments, Inc.	463	50,185
Monolithic Power Systems, Inc.	308	98,437
NeoPhotonics Corp. (a)	2,260	15,391
NVE Corp.	324	14,946
Onto Innovation, Inc. (a)	757	24,277
Photronics, Inc. (a)	1,830	17,842
Power Integrations, Inc.	637	38,354
Rambus, Inc. (a)	1,834	25,291
Semtech Corp. (a)	677	37,160
Silicon Laboratories, Inc. (a)	428	43,853
SolarEdge Technologies, Inc. (a)	378	97,407
Synaptics, Inc. (a)	394	30,208
		920,950
Software – 5.7%
ACI Worldwide, Inc. (a)	1,245	36,317
Alarm.com Holdings, Inc. (a)	537	31,323
Appfolio, Inc. Class A (a)	188	26,859
Aspen Technology, Inc. (a)	570	62,592
7

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Avalara, Inc. (a)	538	$ 80,189
Blackline, Inc. (a)	443	43,272
CDK Global, Inc.	1,084	46,720
CommVault Systems, Inc. (a)	644	25,496
Dropbox, Inc. Class A (a)	2,057	37,561
Everbridge, Inc. (a)	322	33,710
Five9, Inc. (a)	504	76,467
HubSpot, Inc. (a)	309	89,632
j2 Global, Inc. (a)	558	37,877
Manhattan Associates, Inc. (a)	555	47,452
MicroStrategy, Inc. Class A (a)	185	30,908
Nuance Communications, Inc. (a)	2,246	71,670
Paylocity Holding Corp. (a)	342	63,448
Progress Software Corp.	735	26,732
Proofpoint, Inc. (a)	498	47,678
Qualys, Inc. (a)	336	29,518
RealPage, Inc. (a)	790	43,995
SPS Commerce, Inc. (a)	432	36,975
Verint Systems, Inc. (a)	766	37,166
Xperi Holding Corp.	1,700	21,080
Zendesk, Inc. (a)	868	96,296
Zoom Video Communications, Inc. Class A (a)	233	107,392
Zscaler, Inc. (a)	521	70,726
		1,359,051
Technology Hardware, Storage & Peripherals – 0.5%
DELL Technologies, Inc. Class C (a)	1,200	72,312
Xerox Holdings Corp.	2,139	37,176
		109,488
TOTAL INFORMATION TECHNOLOGY		3,986,698
MATERIALS – 5.3%
Chemicals – 2.0%
Advanced Emissions Solutions, Inc.	4,464	19,865
Albemarle Corp.	847	78,949
Balchem Corp.	369	36,882
Chase Corp.	222	21,126
HB Fuller Co.	681	30,815
Innospec, Inc.	382	25,265
Minerals Technologies, Inc.	564	30,845
NewMarket Corp.	92	32,907
RPM International, Inc.	981	83,061
Sensient Technologies Corp.	583	38,146
Stepan Co.	277	32,254
The Scotts Miracle-Gro Co.	349	52,367
		482,482
Construction Materials – 0.2%
Eagle Materials, Inc.	466	39,727
Containers & Packaging – 1.7%
AptarGroup, Inc.	535	61,038

	Shares	Value

Berry Global Group, Inc. (a)	1,132	$ 52,785
Graphic Packaging Holding Co.	2,912	38,700
Greif, Inc. Class A	641	26,018
Packaging Corp. of America	754	86,325
Sealed Air Corp.	1,379	54,595
Silgan Holdings, Inc.	935	32,211
Sonoco Products Co.	941	46,006
UFP Technologies, Inc. (a)	445	16,492
		414,170
Metals & Mining – 1.1%
Commercial Metals Co.	1,539	31,780
Kaiser Aluminum Corp.	367	23,095
Reliance Steel & Aluminum Co.	553	60,272
Royal Gold, Inc.	516	61,306
Steel Dynamics, Inc.	1,894	59,623
Warrior Met Coal, Inc.	1,511	22,665
		258,741
Paper & Forest Products – 0.3%
Boise Cascade Co.	648	24,870
Neenah, Inc.	505	19,003
Schweitzer-Mauduit International, Inc.	723	24,004
		67,877
TOTAL MATERIALS		1,262,997
REAL ESTATE – 7.2%
Equity Real Estate Investment Trusts (REITs) – 6.9%
Agree Realty Corp.	614	38,111
Apartment Investment & Management Co. Class A	1,425	45,457
Apple Hospitality REIT, Inc.	3,438	34,036
Brixmor Property Group, Inc.	3,445	37,757
CoreCivic, Inc.	3,026	19,397
CoreSite Realty Corp.	399	47,625
Corporate Office Properties Trust	1,410	31,626
Cousins Properties, Inc.	1,522	38,781
CubeSmart	1,843	62,533
Easterly Government Properties, Inc.	1,238	25,874
EastGroup Properties, Inc.	380	50,570
Equity Commonwealth	1,368	36,143
Federal Realty Investment Trust	683	46,977
First Industrial Realty Trust, Inc.	1,224	48,727
Four Corners Property Trust, Inc.	1,228	31,118
Gaming and Leisure Properties, Inc.	1,772	64,412
Getty Realty Corp.	889	23,363
Gladstone Land Corp.	1,382	19,168
Healthcare Realty Trust, Inc.	1,507	41,895
Healthcare Trust of America, Inc. Class A	2,038	49,523
Highwoods Properties, Inc.	1,140	33,938
Industrial Logistics Properties Trust	1,320	25,318
Kilroy Realty Corp.	978	46,044
Kimco Realty Corp.	4,338	44,508
Lamar Advertising Co. Class A	820	50,807

8

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Lexington Realty Trust	3,338	$ 33,146
Life Storage, Inc.	481	54,906
LTC Properties, Inc.	772	25,484
National Health Investors, Inc.	580	32,509
National Retail Properties, Inc.	1,588	50,832
Omega Healthcare Investors, Inc.	1,965	56,612
Physicians Realty Trust	2,322	39,149
Piedmont Office Realty Trust, Inc. Class A	1,974	22,543
PS Business Parks, Inc.	268	30,560
QTS Realty Trust, Inc. Class A	642	39,489
Rexford Industrial Realty, Inc.	1,152	53,522
RPT Realty	3,683	18,010
Safehold, Inc.	476	32,758
STORE Capital Corp.	2,138	54,947
Terreno Realty Corp.	727	40,916
Urban Edge Properties	2,616	24,590
Washington Real Estate Investment Trust	1,367	23,895
Weingarten Realty Investors	1,851	29,357
		1,656,933
Real Estate Management & Development – 0.3%
Marcus & Millichap, Inc. (a)	891	27,826
RE/MAX Holdings, Inc. Class A	719	23,252
The RMR Group, Inc. Class A	817	21,781
		72,859
TOTAL REAL ESTATE		1,729,792
UTILITIES – 2.4%
Electric Utilities – 1.2%
Hawaiian Electric Industries, Inc.	1,203	39,747
IDACORP, Inc.	516	45,269
MGE Energy, Inc.	514	33,420
NRG Energy, Inc.	2,028	64,125
OGE Energy Corp.	1,776	54,648

	Shares	Value

Portland General Electric Co.	994	$ 39,064
		276,273
Gas Utilities – 0.3%
National Fuel Gas Co.	998	39,880
ONE Gas, Inc.	575	39,698
		79,578
Independent Power and Renewable Electricity Producers – 0.2%
Clearway Energy, Inc. Class C	1,415	39,847
Multi-Utilities – 0.5%
Avista Corp.	931	30,928
MDU Resources Group, Inc.	2,030	48,233
NorthWestern Corp.	649	33,832
		112,993
Water Utilities – 0.2%
American States Water Co.	472	35,254
The York Water Co.	506	21,378
		56,632
TOTAL UTILITIES		565,323
TOTAL COMMON STOCKS (Cost $23,273,760)		23,992,490
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $23,273,760)		23,992,490
NET OTHER ASSETS (LIABILITIES) – 0.1%		22,096
NET ASSETS – 100.0%		$ 24,014,586

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,789 or .0% of net assets.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$2
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three
9

Schedule of Investments (Unaudited)–continued
levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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